Subsequent Events	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events
On December 22, 2016, the Company entered into the Merger Agreement with Essentialis. Consummation of the merger was subject to various closing conditions, including the Company's consummation of a financing of at least $8 million at, or substantially contemporaneous with, the closing of the Merger and the receipt of stockholder approval of the Merger at a special meeting of stockholders.
On March 6, 2017, the Company held a special shareholder meeting and received approval for issuance of the merger shares under the Merger Agreement with Essentialis, issuance of the shares of common stock for the $8 million of concurrent financing and issuance of the shares of common Stock for the $2 million investment by Aspire Capital.
On March 7, 2017, the Company completed the merger with Essentialis and issued 18,916,940 shares of common stock to shareholders of Essentialis. The Company held back 913,379 shares of common stock as partial recourse to satisfy indemnification claims, and such shares will be issued to Essentialis stockholders on the 1 year anniversary of the closing of the merger. The Company is also obligated to issue an additional 4,566,948 shares of common stock to Essentialis stockholders upon the achievement of a development milestone. Assuming that we issues all of the shares of our common stock held back and the development milestone is achieved, we would issue a total of 24,397,267 shares of common stock to Essentialis stockholders. Additionally, upon the achievement of certain commercial milestones associated with the sale of Essentialis’ product in accordance with the terms of the Merger Agreement, we are obligated to make cash earnout payments of up to a maximum of $30 million to Essentialis stockholders. The merger consideration described above will be reduced by any such shares of common stock issuable, or cash earnout payments payable, to Essentialis’ management carve-out plan participants and other service providers of Essentialis, in each case, in accordance with the terms of the Merger Agreement.
In addition, the Company issued 8,333,333 shares of common stock for an investment of $8 million from the completion of the concurrent financing and issued 2,083,333 shares of common stock for an investment of $2 million from Aspire Capital.
On February 28, 2017, in regards to the Lawsuit mentioned below, the Company agreed to provide supplemental disclosures and pay $175,000 in attorney's fees. This amount was accrued as a current liability on the balance sheet as of December 31, 2016 and recorded as a general and administrative expense on the statement of operations for the year ended December 31, 2016.
On February 16, 2017, the Lawsuit captioned Garfield v. Capnia, Inc., et al., Case No. C17-00284 was filed in Superior Court of the State of California, County of Contra Costa against the Company and certain of its officers and directors. The Lawsuit alleged, generally, that the Company's directors breached their fiduciary duties to the Company's stockholders by seeking to sell control of the Company through an allegedly defective process, and on unfair terms. The Lawsuit also alleged that defendants failed to disclose all material facts concerning the proposed merger with Essentialis to stockholders. The Lawsuit sought, among other things, equitable relief that would have enjoined the consummation of the proposed merger, compensatory and/or rescissory damages, and attorneys' fees and costs.
On February 28, 2017, the Company settled the Lawsuit by making certain supplemental disclosures in a Current Report on Form 8-K filed with the SEC on February 28, 2017 in connection with plaintiff's agreement to voluntarily dismiss plaintiff's claims in the Lawsuit. The Company also agreed to pay $175,000 in attorney’s fees. The stipulation of dismissal was approved by the court on April 14, 2017.
On January 4th, 10th, 12th and 18th of January 2017, the two funds managed by Sabby converted an aggregate of 601 shares of their Series B Convertible Stock into 601,000 shares of common stock.
On January 27, 2017, the Company entered into the 2017 Aspire Purchase Agreement with Aspire Capital Fund, LLC, which provides that, upon the terms and subject to the conditions and limitations set forth therein, Aspire Capital is committed to purchase up to an aggregate of $17.0 million in value of shares of our common stock over the 30-month term of the purchase agreement. The Company issued Aspire Capital 708,333 shares of common stock as commitment shares under the 2017 Aspire Purchase Agreement. Further, on the date of the closing of the financing, as defined in the Merger Agreement, the Company sold to Aspire Capital, and Aspire Capital purchased from the Company an aggregate of $2.0 million of the Company’s common stock.